Segment Disclosures Disclosure of entity's operating segments (Details) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Number of segments	8
Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue	2800.00%	2500.00%
Customer 2
Disclosure of major customers [line items]
Percentage of entity's revenue		1600.00%